Operating Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Operating Segments [Abstract]
Operating Segments

(11) Operating Segments

The Company operates in two independent businesses: Silicones and Quartz. The Silicones business is engaged in the manufacture, sale and distribution of silanes, specialty silicones and urethane additives. The Quartz business is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials. The Company’s businesses are organized based on the nature of the products they produce.

On July 17, 2012, the Company made certain changes to its internal reporting structure. These changes caused the Company to re-evaluate its reportable segments as well as the profitability measure used to manage its reportable segments. Effective July 17, 2012, the businesses are managed as one reportable segment; however, given the different technology and marketing strategies as well as the Company’s historical segment disclosure, the Company will continue to report the results for the Silicones and Quartz businesses separately. In addition, the Company’s profitability measure has changed from operating income to Segment EBITDA (earnings before interest, income taxes, depreciation and amortization). Segment EBITDA is defined as EBITDA adjusted for certain non-cash and certain non-recurring expenses. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. As a result, the Company retrospectively applied the Segment EBITDA performance measure to all periods presented.

The Company organizational structure continues to evolve. It is also continuing to refine its operating structure to better align its services to its customers and improve its cost position, while continuing to invest in global growth opportunities.

An update of the accounting policies of the Silicones and Quartz businesses are as described in the summary of significant accounting policies in Note 2.

Following are net sales and Segment EBITDA (earnings before interest, income taxes, depreciation and amortization) by business. Segment EBITDA is defined as EBITDA adjusted for certain non-cash and certain non-recurring expenses. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among businesses. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. Other is primarily general and administrative expenses that are not allocated to the businesses, such as shared service and administrative functions.

Net Sales (1):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Silicones	$512	$568	$1,616	$1,780
Quartz	59	85	175	261

Total	$571	$653	$1,791	$2,041

(1)	Interbusiness sales are not significant and, as such, are eliminated within the selling business.

Segment EBITDA:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Silicones	$44	$74	$153	$270
Quartz	16	25	38	83
Other	(9)	(2)	(27)	(9)

Total	$51	$97	$164	$344

Reconciliation of Segment EBITDA to Net Loss:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Segment EBITDA:
Silicones	$44	$74	$153	$270
Quartz	16	25	38	83
Other	(9)	(2)	(27)	(9)

Total	51	97	164	344

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	1	(13)	(9)	(4)
Restructuring and other costs	(9)	(8)	(35)	(24)

Total adjustments	(8)	(21)	(44)	(28)
Interest expense, net	(71)	(64)	(197)	(193)
Income tax (expense) benefit	(5)	5	(9)	(22)
Depreciation and amortization	(48)	(49)	(142)	(147)
Loss on extinguishment and exchange of debt	—	—	(6)	—

Net loss	$(81)	$(32)	$(234)	$(46)

Items Not Included in Segment EBITDA

Non-cash charges primarily represent stock-based compensation expense, unrealized derivative and foreign exchange gains and losses and asset disposal gains and losses. Restructuring and other costs primarily include expenses from the Company’s restructuring and cost optimization programs and management fees paid to its owner.

Not included in Segment EBITDA are certain non-cash and other income and expenses. For the three and nine months ended September 30, 2012, these items primarily include net foreign exchange transaction gains and losses and asset disposal charges. For the three and nine months ended September 30, 2011, these items include primarily net foreign exchange transaction gains and losses and stock-based compensation expense.

(15) Operating Segments

The Company operates in two independent businesses: Silicones and Quartz. The Silicones business is engaged in the manufacture, sale and distribution of silanes, specialty silicones and urethane additives. The Quartz business is engaged in the manufacture, sale and distribution of high-purity fused quartz and ceramic materials. The Company’s businesses are organized based on the nature of the products they produce.

On July 17, 2012, the Company made certain changes to its internal reporting structure. These changes caused the Company to re-evaluate its reportable segments as well as the profitability measure used to manage its reportable segments. Effective July 17, 2012, the businesses are managed as one reportable segment; however, given the different technology and marketing strategies as well as the Company’s historical segment disclosure, the Company will continue to report the results for the Silicones and Quartz businesses separately. In addition, the Company’s profitability measure has changed from operating income to Segment EBITDA (earnings before interest, income taxes, depreciation and amortization). Segment EBITDA is defined as EBITDA adjusted for certain non-cash and certain other income and expenses. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. As a result, the Company retrospectively applied the Segment EBITDA performance measure to all periods presented.

The Company organizational structure continues to evolve. It is also continuing to refine its operating structure to better align its services to its customers and improve its cost position, while continuing to invest in global growth opportunities.

Following are net sales and Segment EBITDA (earnings before interest, income taxes, depreciation and amortization) by business. Segment EBITDA is defined as EBITDA adjusted for certain non-cash and certain other income and expenses. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among businesses. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. Other is primarily general and administrative expenses that are not allocated to the businesses, such as shared service and administrative functions.

	Silicones	Quartz	Other	Total
Year ended December 31, 2011:
Net sales (a)	$2,310	$327	$—	$2,637
Segment EBITDA	291	101	(13)	379
Depreciation and amortization	170	27	—	197
Capital expenditures	89	22	—	111

	Silicones	Quartz	Other	Total
Year ended December 31, 2010:
Net sales (a)	$2,286	$302	$—	$2,588
Segment EBITDA	433	92	(33)	492
Depreciation and amortization	169	28	—	197
Capital expenditures	76	19	—	95

	Silicones	Quartz	Other	Total
Year ended December 31, 2009:
Net sales (a)	$1,913	$170	$—	$2,083
Segment EBITDA	253	21	(13)	261
Depreciation and amortization	162	29	—	191
Capital expenditures	68	9	—	77

The following represents a summary of total assets at December 31,

	2011	2010
Silicones	$2,775	$2,900
Quartz	355	338
Other	35	54

Total assets (b)	$3,165	$3,292

(a)	Interbusiness sales are not significant and, as such, are eliminated within the selling business.
(b)	Deferred income taxes are included within corporate and other items as reconciling amounts to the Company’s total assets as presented on the Consolidated Balance Sheets.

Reconciliation of Segment EBITDA to Net Loss:

	Year Ended December 31,
	2011	2010	2009
Segment EBITDA:
Silicones	$291	$433	$253
Quartz	101	92	21
Other	(13)	(33)	(13)

Total	379	492	261

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	(8)	(7)	5
Restructuring and other costs	(39)	(27)	(23)

Total adjustments	(47)	(34)	(18)
Interest expense, net	(256)	(249)	(258)
Income tax (expense) benefit	(27)	2	(15)
Depreciation and amortization	(197)	(197)	(191)
Gain (loss) on extinguishment and exchange of debt	7	(78)	179

Net loss	$(141)	$(64)	$(42)

Items Not Included in Segment EBITDA

Non-cash charges primarily represent stock-based compensation expense, unrealized derivative and foreign exchange gains and losses and asset disposal gains and losses. Restructuring and other costs primarily include expenses from the Company’s restructuring and cost optimization programs and management fees paid to its owner.

Not included in Segment EBITDA are certain non-cash and other income and expenses. For the 2011, these items primarily include net foreign exchange transaction gains and losses, stock-based compensation expense and a pension curtailment gain. For the 2010, these items primarily include net foreign exchange transaction gains and losses and stock-based compensation expense. For the 2009, these items primarily include net foreign exchange transaction gains and losses, stock-based compensation expense and an unrealized gain on natural gas derivative contracts.

The following tables show data by geographic area. Net sales are based on the location of the operation recording the final sale to the customer. Total long-lived assets consist of property and equipment, net of accumulated depreciation, intangible assets, net of accumulated amortization and goodwill.

	Year Ended December 31,
	2011	2010	2009
Net sales:
United States	$847	$844	$659
Canada	44	44	37
Pacific	816	824	632
Europe	813	779	675
Mexico and Brazil	117	97	80

	$2,637	$2,588	$2,083

	December 31,
	2011	2010
Total long-lived assets:
United States	$579	$599
Canada	18	18
Pacific	826	833
Europe	628	663
Mexico and Brazil	7	7

	$2,058	$2,120